UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Missouri Valley Partners, Inc.
Address: 135 North Meramec, Suite 500
         St. Louis, Missouri 63105-3900

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jo Ann Dotson
Title: Chief Compliance Officer
Phone: (314) 889-1052
Signature, Place, and Date of Signing:

    Jo Ann Dotson     St. Louis, Missouri          December 31, 2010

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

MISSOURI VALLEY PARTNERS, INC.
FORM 13F SUMMARY PAGE
AS OF DATE: 12/31/10


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   89

FORM 13F INFORMATION TABLE VALUE TOTAL:   $213,054 (X1000)

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

MISSOURI VALLEY PARTNERS, INC.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 12/31/10

NAME OF ISSUER	CLASS	CUSIP	VALUE (X1000)	SHARES	SOLE	NONE
ABB ADR	COM	000375204	2832	126165	79830	46335
ABBOTT LABS COM	COM	002824100	2436	50848	32163	18685
ABERCROMBIE & FITCH CO CL A	COM	002896207	2582	44805	29090	15715
ALLERGAN INC COM	COM	018490102	2105	30660	19475	11185
AMERICAN ELEC PWR INC COM	COM	025537101	2767	76905	49345	27560
AMERICAN EXPRESS CO COM	COM	025816109	2668	62165	39845	22320
AMERIPRISE FINL INC COM	COM	03076C106	5153	89555	57470	32085
AMN HEALTHCARE SRVCS COM	COM	001744101	125	20428	16584	1924
APACHE CORP COM	COM	037411105	2242	18805	12060	6745
APPLE COMPUTER INC COM	COM	037833100	5387	16703	10598	6105
AT&T CORP COM	COM	00206R102	4851	165122	105710	59412
BANK OF AMERICA CORP COM	COM	060505104	2122	159145	102835	56310
BAXTER INTL INC COM	COM	071813109	2522	49833	31894	17939
BE AEROSPACE INC COM	COM	073302101	200	5414	4298	596
BEST BUY	COM	086516101	1148	33505	21185	12320
BROADCOM CORP CL A	COM	111320107	1582	36335	23130	13205
BROWN SHOE COMPANY	COM	115736100	154	11061	8883	1318
CARNIVAL CORP COM	COM	143658300	2726	59140	37770	21370
CATERPILLAR INC DEL COM	COM	149123101	2516	26870	17265	9605
CERUS CORP COM	COM	157085101	48	19550	19550	0
CHEVRONTEXACO CORP COM	COM	166764100	3500	38365	24765	13600
CISCO SYS INC COM	COM	17275R102	2008	99271	62972	36299
CITIGROUP INC COM	COM	172967101	4437	938195	603250	334945
COCA COLA CO COM	COM	191216100	4249	64615	41315	23300
COMCAST CORP NEW CL A	COM	20030N101	3255	148175	94795	53380
COMERICA INC COM	COM	200340107	4351	103030	66240	36790
DANAHER CORP DEL COM	COM	235851102	2754	58405	37485	20920
DISNEY WALT CO COM DISNEY	COM	254687106	3542	94435	60930	33505
DU PONT E I DE NEMOURS COM	COM	263534109	2650	53140	34225	18915
E M C CORP MASS COM	COM	268648102	3228	140965	90255	50710
ENDOLOGIX INC COM	COM	29266S106	160	22463	17916	2662
ENTROPIC COMM INC COM	COM	29384R105	209	17346	13953	1973
ENZON PHARMACEUTICALS COM	COM	293904108	207	17046	14029	1497
EOG RES INC COM	COM	26875P101	2071	22660	14555	8105
EXXON MOBIL CORP COM	COM	30231G102	7580	103673	66189	37484
FIRST NIAGRA FINANCIAL	COM	33582V108	4238	303168	194883	108285
FREEPORT-MCMORAN COP&G CL B	COM	35671D857	1932	16095	10365	5730
GENERAL ELEC CO COM	COM	369604103	4185	228852	147874	80978
GOOGLE INC CL A	COM	38259P508	3341	5626	3572	2054
HONEYWELL INTL INC COM	COM	438516106	2379	44770	28880	15890
INT'L BUSINESS MACHINES	COM	459200101	4816	32818	20845	11973
INTEL CORP COM	COM	458140100	3718	176830	113530	63300
INTER PARFUMS	COM	458334109	191	10141	8018	1257
INTERCONTINENTAL EXCHANGE	COM	45865V100	2636	22130	14210	7920
JACOBS ENGR GROUP DEL COM	COM	469814107	2859	62365	39875	22490
JOHNSON & JOHNSON COM	COM	478160104	3305	53449	33360	20089
KOHLS CORP COM	COM	500255104	2108	38802	24811	13991
LILLY ELI & CO COM	COM	532457108	1829	52224	33498	18726
MAGNUM HUNTER	COM	55973B102	209	29124	23259	3895
MERCK & CO INC COM	COM	58933Y105	3040	84352	54257	30095
METALICO INC COM	COM	591176102	192	32743	27013	2801
MICROSOFT CORP COM	COM	594918104	5784	207260	132766	74494
MODINE	COM	607828100	190	12310	9603	1862
NATIONAL OILWELL VARCO COM	COM	637071101	4646	69100	44320	24780
NIKE INC CL B	COM	654106103	2485	29100	18480	10620
NORFOLK SOUTHERN CORP COM	COM	655844108	2148	34205	21865	12340
OCCIDENTAL PETE CP DEL COM	COM	674599105	2854	29095	18780	10315
ONLINE RES CORP COM	COM	68273G101	143	30929	25003	3510
ORACLE CORP NEW COM	COM	68389X105	4205	134367	85581	48786
PACCAR 	COM	693718108	2676	46680	29910	16770
PEPSICO INC COM	COM	713448108	3992	61111	39210	21901
PERFICIENT	COM	71375U101	187	14962	12052	1690
PHILIP MORRIS	COM	718172109	3297	56335	36110	20225
POTASH CORP	COM	73755L107	1132	7315	4660	2655
PRAXAIR INC COM	COM	74005P104	2937	30770	19735	11035
PRECISION CASTPARTS CP COM	COM	740189105	2267	16288	10368	5920
PROCTER & GAMBLE CO COM	COM	742718109	4550	70732	45728	25004
PRUDENTIAL FINANCIAL	COM	744320102	4050	68985	44170	24815
PSEG PUBLIC SERVICE ENTERPRISE	COM	744573106	2188	68790	44210	24580
QUALCOMM INC COM	COM	747525103	3172	64102	40737	23365
RUTHS HOSPITALITY	COM	783332109	196	42391	35118	4033
SOURCE FIRE	COM	83616T108	201	7768	6216	922
SOUTHWESTERN ENERGY CO COM	COM	845467109	2015	53845	34150	19695
SPDR S&P 500 ETF TR UNIT SER 1	COM	78462F103	749	5960	5960	0
STRYKER CORP COM	COM	863667101	2269	42270	27080	15190
TARGET CORP COM	COM	87612E106	2621	43600	27955	15645
THOMPSON CREEK METALS CO	COM	884768102	194	13213	10003	2288
TRIQUINT SEMICONDUCTOR COM	COM	89674K103	178	15276	12364	1477
UNITED TECHNOLOGIES CP COM	COM	913017109	2055	26110	16840	9270
UNITEDHEALTH GROUP INC COM	COM	91324P102	2372	65715	41965	23750
VF CORP	COM	918204108	2557	29680	19125	10555
VISA	COM	92826C839	2570	36520	23200	13320
VOLCUM	COM	92864N101	191	10126	8272	1064
WAL MART STORES INC COM	COM	931142103	2758	51153	32772	18381
WALGREEN CO COM	COM	931422109	2681	68838	43728	25110
WARNACO GROUP	COM	934390402	211	3843	3063	459
WELLS FARGO & CO NEW COM	COM	949746101	4659	150368	96641	53727
WESTERN ALLIANCE	COM	957638109	162	22130	17609	4521
WRIGHT MED GROUP INC COM	COM	98235T107	167	10815	8715	2100